Inventory (Details) - Schedule of Sensitivity of the Inventory Provision - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory (Details) - Schedule of Sensitivity of the Inventory Provision [Line Items]
Change in expected selling price estimate	2.00%
Change in inventory provision	£ 683	£ 1,417
Legal proceedings provision [member]
Inventory (Details) - Schedule of Sensitivity of the Inventory Provision [Line Items]
Change in expected selling price estimate	(2.00%)
Change in inventory provision	£ (1,071)	£ (1,904)